Item 1. Report to Shareholders

T. Rowe Price New America Growth Portfolio

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New America Growth Portfolio
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

New America Growth Portfolio

[Graphic Omitted]

As of 12/31/03

New America Growth Portfolio    $22,632
S&P 500 Stock Index             $29,689
Lipper Variable Annuity         $30,420
Underlying Multi-Cap
Growth Funds Average
                                                                         Lipper
                                                                       Variable
                                                                        Annuity
                                              New                    Underlying
                                          America                     Multi-Cap
                                           Growth        S&P 500   Growth Funds
                                        Portfolio          Index        Average

3/31/94                                    10,000         10,000         10,000
12/94                                      10,100          10532         10,099
12/95                                      15,260         14,489         13,925
12/96                                       18325         17,816         16,503
12/97                                      22,195         23,760         20,542
12/98                                      26,303         30,550         26,524
12/99                                       29657         36,978         40,878
12/00                                      26,506         33,612         39,137
12/01                                      23,367         29,617         31,717
12/02                                      16,752         23,071         23,017
12/03                                      22,632         29,689         30,420

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                      Since
                                                                      Inception
Periods Ended 12/31/03              1 Year           5 Years          3/31/94
--------------------------------------------------------------------------------
New America Growth Portfolio        35.10%           -2.96%            8.73%

S&P 500 Stock Index                 28.68            -0.57            11.80

Lipper Variable Annuity             35.24            -0.56            11.52
Underlying Multi-Cap Growth
Funds Average

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Dear Shareholder,

We are pleased to report that the New America Growth Portfolio generated solid returns for the 12-month period ended December 31, 2003. The portfolio's 2003 return outpaced the S&P 500 Stock Index and modestly trailed its Lipper peer group. The portfolio especially benefited from stocks in the information technology (semiconductors and semiconductor equipment makers) and health care (services and providers) sectors.

As you know, the portfolio's investment objective is to provide long-term capital growth through investments primarily in the common stocks of U.S. companies that operate in those sectors of the economy identified by T. Rowe Price as the fastest growing or having the greatest growth potential. The choice of sectors reflects factors such as overall revenue growth of the component companies and/or the sector's contribution to gross domestic product from year to year.

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                 29%
S&P MidCap 400 Index                36%
Russell 2000 Index                  47%
Nasdaq Composite                    50%

The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-laden Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

T. Rowe Price New America Growth Portfolio
Certified Annual Report

Top 5 Sectors

                                    Percent of                Percent of
                                    Net Assets                Net Assets
                                    12/31/02                  12/31/03

Information Technology              20.4%                     27.5%
Health Care                         20.1                      19.0
Consumer Discretionary              17.9                      16.9
Financials                          13.7                      11.8
Industrials and Business
Services                            18.0                      10.6

Historical weightings reflect current Morgan Stanley sector classifications.

The Top 5 Sectors table shows how the portfolio's assets were allocated as of December 31, 2003. Information technology stocks were the largest sector allocation at 27.5% of net assets, increased from 20.4% a year earlier. Health care holdings were relatively unchanged at 19.0%, modestly lower than 20.1% 12 months ago.


Best and Worst Contributors
12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
Cisco Systems
Omnicare
Applied Materials
Apollo Group
International Game Technology*
--------------------------------------------------------------------------------

Worst Contributors
--------------------------------------------------------------------------------
Weight Watchers**
Concord EFS**
BISYS Group**
Baxter International**
Mellon Financial**
--------------------------------------------------------------------------------
  *Position added
**Position eliminated


The Best and Worst Contributors table shows the stocks with the greatest impact on the portfolio's performance during the year. Communications equipment provider Cisco and pharmacy services provider Omnicare were the top positive contributors. Each of the five worst contributors were eliminated from the portfolio before the end of 2003.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

January 20, 2004

Financial Highlights
T. Rowe Price New America Growth Portfolio
Certified Annual Report

                           For a share outstanding throughout each period
                      ----------------------------------------------------------
                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99

NET ASSET VALUE
Beginning of period  $   12.99   $   18.12   $   20.91   $   26.18   $   24.74

Investment activities
  Net investment
  income (loss)          (0.03)      (0.05)      (0.04)      (0.04)      (0.07)

  Net realized and
  unrealized gain (loss)  4.59       (5.08)      (2.44)      (2.64)       3.10

  Total from
  investment activities   4.56       (5.13)      (2.48)      (2.68)       3.03

Distributions
  Net realized gain       --          --         (0.31)      (2.59)      (1.59)

NET ASSET VALUE
End of period        $   17.55   $   12.99   $   18.12   $   20.91   $   26.18
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^            35.10%     (28.31)%    (11.84)%    (10.62)%     12.75%

Ratio of total expenses
to average net assets     0.85%       0.85%       0.85%       0.85%       0.85%

Ratio of net investment
income (loss) to average
net assets               (0.20)%     (0.29)%     (0.20)%     (0.18)%     (0.30)%

Portfolio turnover rate   64.2%       62.7%       56.4%       89.2%       42.1%

Net assets, end of
period
(in thousands)       $  70,847   $  55,871   $  90,282   $ 108,835   $ 125,974

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ss.
T. Rowe Price New America Growth Portfolio
Certified Annual Report
December 31, 2003

                                                    Shares                Value
                                                                       ($ 000s)

Common Stocks  98.2%

CONSUMER DISCRETIONARY  16.4%

Automobiles  1.8%
Harley-Davidson                                     26,800                1,274
                                                                          1,274

Hotels, Restaurants & Leisure  1.9%
International Game Technology                       36,800                1,314
                                                                          1,314

Household Durables  0.3%
Harman International                                 2,400                  177
                                                                            177

Media  7.3%
Clear Channel Communications                        18,400                  862
EchoStar Communications
  Class A *                                         11,500                  391
Getty Images *                                      15,000                  752
Liberty Media, Class A *                            91,800                1,091
Scripps, Class A                                     8,400                  791
Viacom, Class B                                     29,101                1,291
                                                                          5,178

Multiline Retail  2.0%
Family Dollar Stores                                27,400                  983
Target                                              11,900                  457
                                                                          1,440

Specialty Retail  3.1%
PETsMART                                            30,000                  714
Ross Stores                                         34,300                  907
Staples *                                           21,000                  573
                                                                          2,194
Total Consumer Discretionary                                             11,577

CONSUMER STAPLES  4.9%

Food & Staples Retailing  4.9%
Costco Wholesale *                                  16,400                  610
Sysco                                               47,450                1,766
Wal-Mart                                            13,800                  732
Whole Foods Market *                                 5,700                  383
Total Consumer Staples                                                    3,491

ENERGY  4.7%

Energy Equipment & Services  4.7%
Baker Hughes                                        34,225                1,101
Cooper Cameron *                                    13,300                  620
Diamond Offshore Drilling                           32,550                  667
Smith International *                               22,800                  947
Total Energy                                                              3,335

FINANCIALS  11.1%

Capital Markets  5.3%
Goldman Sachs Group                                 11,550                1,140
Investor's Financial Services                        5,000                  192
Lehman Brothers                                      6,900                  533
Morgan Stanley                                       9,100                  527
State Street                                        13,800                  719
Waddell & Reed Financial,
  Class A                                           27,500                  645
                                                                          3,756

Consumer Finance  0.7%
SLM Corporation                                     13,400                  505
                                                                            505

Diversified Financial Services  2.1%
Citigroup                                           19,000                  922
Principal Financial Group                           17,600                  582
                                                                          1,504

Insurance  2.4%
American International Group                        17,500                1,160
Travelers Property Casualty
  Class A                                           32,457                  545
                                                                          1,705

Thrifts & Mortgage Finance  0.6%
Radian Group                                         8,400                  409
                                                                            409
Total Financials                                                          7,879

HEALTH CARE  17.8%

Biotechnology  2.5%
Amgen *                                             14,900                  921
Cephalon *                                           9,350                  453
Gilead Sciences *                                    7,400                  430
                                                                          1,804

Health Care Equipment & Supplies  3.0%
Dentsply International                              13,250                  598
Medtronic                                           21,700                1,055
Stryker                                              5,400                  459
                                                                          2,112

Health Care Providers & Services  6.1%
Anthem *                                             8,300                  622
Laboratory Corporation
  of America *                                      28,200                1,042
Omnicare                                            32,800                1,325
UnitedHealth Group                                  22,600                1,315
                                                                          4,304

Pharmaceuticals  6.2%
Eli Lilly                                            9,500                  668
Forest Laboratories *                               20,300                1,255
IVAX *                                              27,300                  652
Johnson & Johnson                                    9,200                  475
Pfizer                                              38,500                1,360
                                                                          4,410
Total Health Care                                                        12,630

INDUSTRIALS & BUSINESS SERVICES  10.6%

Aerospace & Defense  0.9%
Lockheed Martin                                     12,500                  642
                                                                            642

Air Freight & Logistics  2.8%
UPS, Class B                                        26,900                2,005
                                                                          2,005

Commercial Services & Supplies  5.0%
Apollo Group, Class A *                             12,500                  850
ChoicePoint *                                       45,900                1,748
Education Management *                              29,500                  916
                                                                          3,514
Industrial Conglomerates  1.2%
General Electric                                    26,200                  812
                                                                            812

Machinery  0.2%
Danaher                                              1,800                  165
                                                                            165

Trading Companies & Distributors  0.5%
Fastenal                                             7,700                  385
                                                                            385
Total Industrials & Business Services                                     7,523

INFORMATION TECHNOLOGY  27.2%

Communications Equipment  2.0%
Cisco Systems *                                     58,050                1,410
                                                                          1,410

Computer & Peripherals  2.2%
Dell *                                              44,600                1,514
                                                                          1,514

Electronic Equipment & Instruments  1.7%
CDW                                                 21,000                1,213
                                                                          1,213

Internet Software & Services  1.2%
InterActiveCorp *                                   24,228                  822
                                                                            822

IT Services  8.1%
Accenture, Class A *                                15,800                  416
Affiliated Computer Services
  Class A *                                         22,600                1,231
Certegy                                             22,400                  735
First Data                                          33,700                1,385
Fiserv *                                            22,800                  901
SunGard Data Systems *                              39,000                1,080
                                                                          5,748

Semiconductor & Semiconductor
Equipment  4.7%
Applied Materials *                                  8,600                  193
Intel                                               12,200                  393
Intersil Holding, Class A                           38,000                  944
Maxim Integrated Products                           15,200                  757
Microchip Technology                                10,500                  350
Novellus Systems *                                  17,000                  715
                                                                          3,352

Software  7.3%
Adobe Systems,                                       7,700                  303
Cadence Design Systems *                            22,800                  410
Intuit *                                            22,200                1,175
Mercury Interactive *                               12,250                  596
Microsoft                                           65,200                1,796
Siebel Systems *                                    31,400                  435
Symantec *                                           5,400                  187
Synopsys *                                           8,400                  283
                                                                          5,185
Total Information Technology                                             19,244

TELECOMMUNICATION SERVICES  2.6%

Wireless Telecommunication Services  2.6%
Nextel Communications,
Class A *                                           24,700                  693
Vodafone ADR                                        46,900                1,175
Total Telecommunication Services                                          1,868

Total Miscellaneous Common
Stocks  2.9%                                                              2,029
Total Common Stocks (Cost  $54,029)                                      69,576

Short-Term Investments  2.7%

Money Market Fund  2.7%
T. Rowe Price Reserve Investment
  Fund, 1.13% #                                  1,918,640                1,919

Total Short-Term Investments
(Cost  $1,919)                                                            1,919

Total Investments in Securities
100.9% of Net Assets (Cost $55,948)                                      71,495

     ss.  Denominated in U.S. dollar unless otherwise noted
       #  Seven-day yield
       *  Non-income producing
     ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price New America Growth Portfolio
Certified Annual Report
December 31, 2003
($ 000s)

Assets
Investments in securities, at value (cost $55,948)               $       71,495
Other assets                                                              1,334
Total assets                                                             72,829

Liabilities
Total liabilities                                                         1,982

NET ASSETS                                                       $       70,847
                                                                 --------------

Net Assets Consist of:
Undistributed net realized gain (loss)                           $      (16,899)

Net unrealized gain (loss)                                               15,547

Paid-in-capital applicable to 4,037,748 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       72,199

NET ASSETS                                                       $       70,847
                                                                 --------------

NET ASSET VALUE PER SHARE                                        $        17.55
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price New America Growth Portfolio
Certified Annual Report
December 31, 2003
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)
  Dividend income                                                $          386
  Investment management and administrative expense                          508
  Net investment income (loss)                                             (122)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                      572
Change in net unrealized gain (loss) on securities                       17,485
Net realized and unrealized gain (loss)                                  18,057

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $       17,935
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price New America Growth Portfolio
Certified Annual Report
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets
Operations
  Net investment income                    $          (122)     $          (200)
  Net realized gain (loss)                             572               (9,171)
  Change in net unrealized gain or loss             17,485              (15,620)
  Increase (decrease) in net assets from
  operations                                        17,935              (24,991)

Capital share transactions *
  Shares sold                                       11,585               17,353
  Shares redeemed                                  (14,544)             (26,773)
  Increase (decrease) in net assets from
  capital share transactions                        (2,959)              (9,420)

Net Assets
Increase (decrease) during period                   14,976              (34,411)
Beginning of period                                 55,871               90,282
End of period                              $        70,847      $        55,871
                                           ---------------      ---------------

*Share information
  Shares sold                                          774                1,204
  Shares redeemed                                   (1,036)              (1,886)
  Increase (decrease) in shares outstanding           (262)                (682)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price New America Growth Portfolio
Certified Annual Report
December 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 1994. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Investment Transactions, Investment Income, and Distributions
     Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

     Other
     In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $37,894,000 and $40,665,000, respectively, for the year ended December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                        $     16,243,000
Unrealized depreciation                                                (696,000)
Net unrealized appreciation (depreciation)                           15,547,000
Capital loss carryforwards                                          (16,899,000)
Paid-in capital                                                      72,199,000

Net assets                                                     $     70,847,000
                                                               ----------------

     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $7,026,000 of capital loss carryforwards that expire in 2009, $9,662,000 that expire in 2010, and $211,000 that expire in 2011.

     For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                            $        122,000
Paid-in capital                                                        (122,000)

     At December 31, 2003, the cost of investments for federal income tax purposes was $55,948,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $77,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $11,000.

T. Rowe Price New America Growth Portfolio
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price New America Growth Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New America Growth Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 26, 2004

T. Rowe Price New America Growth Portfolio
Certified Annual Report

Information on Proxy Voting

A description of the policies and procedures that the T. Rowe Price New America Growth Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price New America Growth Portfolio
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Informationincludes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
1994
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
1994
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------

Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

Hubert D. Vos**
(8/2/33)
1994
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------

Paul M. Wythes**
(6/23/33)
1994
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

 * Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

T. Rowe Price New America Growth Portfolio
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

John H. Laporte, CFA
(7/26/45)
1994
[15]
Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
1994
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Equity Series
--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; President, Equity Series
--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Position(s) Held With Fund

Principal Occupation(s)
--------------------------------------------------------------------------------

E. Frederick Bair, CFA, CPA (12/11/69)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Stephen W. Boesel (12/28/44)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Arthur B. Cecil III, CFA (9/15/42)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Anna M. Dopkin, CFA (9/5/67)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (2/10/59)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Robert N. Gensler (10/18/57)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.
--------------------------------------------------------------------------------

T. Rowe Price New America Growth Portfolio
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Positions(s) Held With Fund

Principal Occupation(s)
--------------------------------------------------------------------------------

Eric M. Gerster, CFA (3/23/71)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, Equity Series
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Kris H. Jenner, MD, D. Phil. (2/5/62)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

John D. Linehan, CFA (1/21/65)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, Equity Series
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Joseph Milano, CFA (9/14/72)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Larry J. Puglia, CFA (8/25/60)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Equity Series
Director and Vice President, T. Rowe Price Group, Inc.; Vice President,
T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Robert W. Smith (4/11/61)
Vice President, Equity Series
--------------------------------------------------------------------------------

Michael F. Sola, CFA (7/21/69)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

William J. Stromberg, CFA (3/10/60)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

John F. Wakeman (11/25/62)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Julie L. Waples (5/12/70)
Vice President, Equity Series
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Richard T. Whitney, CFA (5/7/58)
Executive Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

R. Candler Young (9/28/71)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly investment banking summer associate, Goldman Sachs & Company (to 1999)
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,898                $8,617
     Audit-Related Fees                         452                    --
     Tax Fees                                 2,051                 2,086
     All Other Fees                             124                   131

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004